Filed with the Securities and Exchange Commission on September 7, 2023
REGISTRATION NO. 333-248527
INVESTMENT COMPANY ACT NO. 811-07975
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 184
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 4 to Registration Statement No. 333-248527 for the purpose of including in the Registration Statement a supplement to the Statement of Additional Information. The Prospectus and the Statement of Additional Information included in Post-Effective Amendment No. 3 to the Registration Statement filed on April 6, 2023, including any additional supplements to the Registration Statement filed thereafter, are incorporated into Parts A and B of this Post-Effective Amendment.
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PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated September 7, 2023
to Statements of Additional Information dated May 1, 2023

This Supplement should be read in conjunction with the current Statements of Additional information ("SAI") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the SAI for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like a copy of the current Annuity Statement of Additional Information, please call us at 1-888-PRU-2888.

The section titled “Financial Statements” in the SAI is deleted and replaced with the following:

FINANCIAL STATEMENTS
The financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account are incorporated into this Statement of Additional Information by reference to the latest financial statements on Form N-VPFS for the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as filed with the SEC on April 6, 2023. The financial statements of Pruco Life Insurance Company of New Jersey are incorporated into this Statement of Additional Information by reference to its Current Report on Form 8-K as filed with the SEC on July 14, 2023. Such financial statements have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s principal business address is 300 Madison Avenue, New York, NY 10017-6204.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
PLNJSAISUP1

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:
(a)    Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)    Not Applicable.
(c)(1)    Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2)    Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(3)    List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(4)    List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(d)(1) Annuity Contract P-VA-IND(11/20)-NY. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2) Annuity Schedule P-VA/IND-SCH(11/20)-NY. Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-248527, filed April 6, 2023 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(3) Annuity Schedule P-VA-IND-DCD(11/20)-NY. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(4) Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP(11/20)-NY. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(5) Return of Adjusted Purchase Payments Death Benefit Schedule Supplement P-SCH-ROP(11/20)-NY. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(e)(1) Form of Application P-VA-IBAPP(1/20)-NY for the Contract. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2) P-VA-IBAPP(11/20)-NY List of Funds for the Contract. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(3) Form of Application P-VA-APP(11/20)-NY for the Contract. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(4) P-VA-APP(11/20)-NY List of Funds. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(f)(1)    Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended. Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(2)    By-laws of Pruco Life Insurance Company of New Jersey. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(3)    Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.
(4)    Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.
(g)    Not Applicable.

(h) (1)    AST Fund Participation Agreement dated May 1,2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2) Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-184889, filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(3) Amendment No. 2, dated September 1, 2020, to Fund Participation and Service Agreement, dated October 9, 2019 by and among Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and American Funds Insurance Series. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(4) First Amendment effective as of October 15, 2019 to Fund Participant Agreement effective as of August 24, 2015, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(5) Joinder dated August 3, 2020 to Participation Agreement dated September 30, 2019, by and among Pruco Life Insurance Company, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(6) First Amendment to Fund Participation Agreement dated October 1, 2019 by and among Legg Mason Investor Services, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, and Pruco Life Insurance Company. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(7) Amendment No. 7, dated August 1, 2020, to Participation Agreement dated February 7, 1997, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Pruco Life Insurance Company of New Jersey and MFS Fund Distributors, Inc. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(8) Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-184889, filed April 9, 2018, on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(9) 4th Amendment, dated August 28, 2020, to Participation Agreement dated May 30, 2013 among Pruco Life Insurance Company of New Jersey, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(10) Participation Agreement made and entered into as of the 1st day of September, 2020 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4, Registration No. 333-248527, filed November 24, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-248527, filed April 6, 2023 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(l)(1)    Written Consent of Independent Registered Public Accounting Firm. Filed Herewith
(2)(a)    Powers of Attorney: Dylan J. Tyson, Robert E. Boyle, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney and Salene Hitchcock-Gear.Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-248527, filed April 6, 2023 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2)(b)    Powers of Attorney: Elizabeth K. Dietrich, Alan M. Finkelstein and Scott E. Gaul. Filed Herewith.

(m)    Not Applicable.
(n)    Not Applicable.
(o)    Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Chief Legal Officer, Vice President and Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life")); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey")). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2023, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	President and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Vice President
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President

Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
(c) Commissions received by PAD during 2022 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

Prudential Annuities Distributors, Inc.*	$29,089,873.91	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 33. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 34. FEE REPRESENTATION
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 7th day of September 2023.
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	September 7, 2023
Dylan J. Tyson
Elizabeth K. Dietrich*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	September 7, 2023
Elizabeth K. Dietrich
Markus Coombs*	Director and Vice President	September 7, 2023
Markus Coombs
Alan M. Finkelstein*	Director and Treasurer	September 7, 2023
Alan M. Finkelstein
Scott E. Gaul*	Director and Vice President	September 7, 2023
Scott E. Gaul
Salene Hitchcock-Gear*	Director	September 7, 2023
Salene Hitchcock-Gear

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description

(l)(1)	Written Consent of Independent Registered Public Accounting Firm.
(l)(2)(b)	Powers of Attorney: Elizabeth K. Dietrich, Alan M. Finkelstein and Scott E. Gaul